Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Equity

Note 11—Equity

On April 2, 2015, the Company entered into exchange agreements with the holders of all of the warrants issued in connection with the convertible notes offering in April 2014. As of March 31, 2015, the warrants were carried as derivative liabilities. On April 16, 2015, the exchange transaction was completed, with the Company issuing 73,747 shares of common stock (the “Exchange Shares”) in exchange for the return and cancellation of all of the warrants exercisable for up to an aggregate 81,942 shares of the common stock. The Exchange Shares were subject to a lock-up agreement that prohibited any sale or transfer (subject to certain limited exceptions) of the Exchange Shares until the earlier of June 1, 2015 or the first date that the weighted average price of the common stock equaled or exceeded $0.30 (as adjusted for any stock split, stock dividend, stock combination, reclassification or similar transaction occurring after the closing of the exchange transaction) for each of ten (10) consecutive trading days. The value of the Exchange Shares issued on the date of the exchange was $885,000. Prior to the exchange, we marked the warrants to market and recorded an additional loss on adjustment of derivative liabilities to reflect the market value of the warrants as of the date of the exchange. The $278,000 difference between the market value of the shares issued, valued at the closing market price on April 2, 2015, and the value of the warrants was recorded as a loss on exchange of warrants, represented in other expense on the statement of operations.

In May 2015, we issued 108,000 shares of common stock to 30 accredited investors and received gross proceeds of $810,000 in cash. We paid placement fees and legal costs of $70,000 in cash, and we issued warrants to purchase 5,514 shares of the Company at an exercise price of $12.50 per share to the placement agent. The warrants expire in May 2020.

Reverse Stock Split

The board of directors of the Company approved the Reverse Stock Split, at a ratio of 1-for-50, effective as of the Effective Date. As a result of the Reverse Stock Split, the authorized preferred stock decreased to 1,000,000 shares and the authorized common stock decreased to 4,000,000 shares. Both the preferred stock and the common stock par value remained at $0.0001 per share

On the Effective Date, the total number of shares of common stock held by each stockholder of the Company were converted automatically into the number of shares of common stock equal to: (i) the number of issued and outstanding shares of common stock held by each such stockholder immediately prior to the Reverse Stock Split divided by (ii) 50. The Company issued one whole share of the post-Reverse Stock Split common stock to any stockholder who otherwise would have received a fractional share as a result of the Reverse Stock Split, determined at the beneficial owner level by share certificate. As a result, no fractional shares were issued in connection with the Reverse Stock Split and no cash or other consideration will be paid in connection with any fractional shares that would otherwise have resulted from the Reverse Stock Split. The Reverse Stock Split also affected all outstanding options and warrants by dividing each option or warrant outstanding by 50, rounded up to the nearest option or warrant, and multiplying the exercise price by 50 for each option or warrant outstanding.

Note 11—Equity

Common Stock Issuances

In April 2013, we sold and issued 37,340 shares of our common stock to our major stockholder at $37.50 per share in consideration of approximately $728,000 in cash proceeds and for the conversion of approximately $671,000 of our debt and working capital obligations that we had incurred between the spin-off transaction in November 2012 and March 2013. Certain cash proceeds were received, and all repayments occurred, in April 2013, and additional cash proceeds were received in June 2013.

In July 2013, we sold and issued 92,280 shares of our common stock at $37.50 per share in connection with the Merger-related private placement for which we received proceeds of approximately $3,077,000, net of approximately $383,000 in broker-dealer commissions. As discussed in Note 13, we also issued 2,660 shares as conversion of a $100,000 related party note payable. In connection with this financing, we issued warrants for the purchase of up to 9,500 shares of our common stock to placement agents in July 2013. The warrants have an exercise price of $37.50 per share and expire five years from issuance.

In August 2013, we sold and issued 8,260 shares of our common stock at $37.50 per share, for which we received proceeds of approximately $285,000, net of approximately $25,000 in broker-dealer commissions. In connection with this financing, we issued warrants for the purchase of up to 720 shares of our common stock to placement agents. The warrants have an exercise price of $37.50 per share and expire five years from issuance.

In November 2013, we sold and issued 30,000 shares of our common stock at $50.00 per share, for which we received proceeds of approximately $1,375,000 net of offering costs of approximately $125,000. In connection with this financing, we issued warrants for the purchase of up to 2,400 shares of our common stock to placement agents. The warrants have an exercise price of $50.00 per share and expire five years from issuance. In 2014, the investors in this offering threatened legal action surrounding claims of misrepresentations made by the Company. The dispute was settled in December 2014 as described below.

On August 15, 2014, we issued 271,100 shares of our common stock to the holders of the Secured Notes for the conversion of $2,711,000 of Secured Notes held by them based on the adjusted conversion price described in Note 9 above.

On September 22, 2014, we sold and issued 533,334 shares of our common stock to 36 accredited investors at $7.50 per share (the “September 2014 PIPE”). We received net cash proceeds of $3,844,000 consisting of $4,000,000 in gross proceeds reduced by $156,000 in cash offering costs consisting of cash placement fees of $73,000 and legal fees of $32,000. In addition to the cash offering costs, we also issued: (1) 20,000 restricted shares of the Company’s common stock valued at $150,000; and (2) warrants to purchase up to 26,500 shares of the Company’s common stock at an exercise price of $25.00 per share. The warrants issued for placement agent fees are exercisable for a period of four years after their issuance dates. The warrants issued to the placement agents were recorded to offering costs at fair value of $296,000 using the Black-Scholes option pricing model using a market price of $13.50 per share on the date of issuance, a risk free rate of 1.8%, a dividend rate of 0%, and volatility of 151%.

In connection with the September 2014 PIPE transaction, the Company entered into a Registration Rights Agreement with the Investors (the “Registration Rights Agreement”), pursuant to which the Company was required to file a registration statement related to the September 2014 PIPE transaction with the SEC covering the resale of the Shares that were issued to the Investors. The Company filed the initial registration statement on October 22, 2014 and the registration statement was declared effective on November 13, 2014.

In December 2014 the Company settled a legal claim made by the two investors who invested $1,500,000 in November 2013 as described above. The investors claimed that the Company was required to raise a total of $5,000,000 as a condition of their investment participation, did not properly register all shares issued, and did not satisfy the financing condition despite the issuance of the convertible debt offering dated April 15, 2014. The Company disputed this claim but to avoid costly legal expenses, in December 2014 the Company issued 8,462 shares of its common stock and a total of 38,462 warrants to settle the claim in full.

The Company’s Convertible Note holders provided a waiver of any price reset rights in July 2014 before the conversion of the notes in August 2014. This waiver also applied to the price reset rights of the convertible note warrants remaining as of December 31, 2014. See further discussion of the warrants issued in Note 12 below.